Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Other Comprehensive Income ("OCI") (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income tax expense (recovery)	$ (92)	$ 92
Deferred income tax expense (recovery)	87	366
Total income tax expense (recovery)	$ (5)	$ 458